Income Tax / Deferred Tax - Loss from Income Taxes (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Deferred Tax - Loss From Income Taxes Table
Benefit before income taxes and noncontrolling interest	$ (61,050)	$ 13,493	$ 30,753
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	(40,415)	(23,004)	(31,945)
Net loss subject to income taxes	$ (20,905)	$ (9,511)	$ (1,192)